Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001595106
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 10, 2020
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Innovator Laddered Fund of S&P 500 Power Buffer ETFs
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Laddered Fund of S&P 500 Power Buffer ETFs
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Innovator ETFs Trust II

Innovator Lunt Low Vol/High Beta Tactical ETF (the “Fund”)

Supplement to the Prospectus dated January 31, 2020, as supplemented

Dated August 7, 2020

IMPORTANT UPDATE REGARDING EFFECTIVE DATE FOR CHANGES
IN INVESTMENT POLICIES

On May 13, 2020, the Board of Trustees of the Innovator ETFs Trust II approved the following changes to the Fund, which will take effect on or about August 11, 2020 (hereinafter, the “Changes”):

1.
The Fund’s current underlying index, the Lunt Capital U.S. Large Cap Equity Rotation Index (the “Lunt Index”), will be replaced with Refinitiv Laddered Power Buffer Strategy Index (the “Diversified Power Buffer Index”);

2.	The Fund’s name will be changed to the Innovator Laddered Fund of S&P 500 Power Buffer ETFs;

3.
The Fund’s investment objective will be changed to the following: The Innovator Laddered Fund of S&P 500 Power Buffer ETFs seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Refinitiv Laddered Power Buffer Strategy Index; and

4.	The Fund’s management fees will be reduced from 0.49% to 0.20%.

The Changes were summarized in a supplement to the Fund’s prospectus dated May 18, 2020 (the “May 18 Supplement”).

Notice is hereby provided to shareholders that the Changes, as discussed in the May 18 Supplement, are anticipated to take effect on or about August 11, 2020 (“Effective Date”). As such, this supplement incorporates by reference and restates in its entirety the May 18 Supplement.

A revised summary prospectus, which incorporates the Changes, will be provided to shareholders of the Fund after the Effective Date. A Preliminary Prospectus and Preliminary Statement of Additional Information (“SAI”) has been filed with the Securities and Exchange Commission (“SEC”) which reflect the Changes and which are publicly available on the SEC’s website. For more information about the Changes, or to obtain a copy of the Preliminary Prospectus or SAI, please call 1-800-208-5212.

Objective [Heading]	rr_ObjectiveHeading	investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Innovator Laddered Fund of S&P 500 Power Buffer ETFs seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Refinitiv Laddered Power Buffer Strategy Index

Supplement Closing [Text Block]	ck0001595106_SupplementClosingTextBlock	PLEASE RETAIN FOR FUTURE REFERENCE.